Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unallocated ESOP	Treasury Stock
Beginning Balance at Dec. 31, 2009	$ 25,263,420	$ 19,879	$ 6,634,591	$ 18,399,506	$ 695,825		$ (486,381)
Beginning Balance (in shares) at Dec. 31, 2009		1,987,904
Net income	2,066,460			2,066,460
Other comprehensive income	(846,627)				(846,627)
Total comprehensive income	1,219,833
Corporate reorganization:
Merger of Jacksonville Bancorp, MHC (in shares)		(1,038,738)
Merger of Jacksonville Bancorp, MHC	789,092	(10,387)	799,479
Treasury stock retired (in shares)		(67,087)
Treasury stock retired		(671)	(485,710)				486,381
Exchange of common stock (in shares)		1,258
Exchange of common stock	(1,530)	12	(1,542)
Proceeds from stock offering, net of expenses of $1,180,415 (in shares)		1,040,352
Proceeds from stock offering, net of expenses of $1,180,415	9,223,105	10,404	9,212,701
Purchase of shares for ESOP	(416,140)					(416,140)
Common shares held by ESOP, committed to be released	21,241		441			20,800
Dividends on common stock, $.30 per share	(420,871)			(420,871)
Ending Balance at Dec. 31, 2010	35,678,150	19,237	16,159,960	20,045,095	(150,802)	(395,340)
Ending Balance (in shares) at Dec. 31, 2010		1,923,689
Net income	3,285,683			3,285,683
Other comprehensive income	2,823,292				2,823,292
Total comprehensive income	6,108,975
Corporate reorganization:
Stock repurchases (in shares)		(10,000)
Stock repurchases	(138,000)	(100)	(137,900)
Exercise of stock options (in shares)		21,661
Exercise of stock options	211,568	217	211,351
Less purchase/retirement of stock (in shares)		(14,395)
Less purchase/retirement of stock	(181,941)	(144)	(181,797)
Tax benefit of nonqualified options	4,609		4,609
Common shares held by ESOP, committed to be released	45,121		10,401			34,720
Dividends on common stock, $.30 per share	(563,059)			(563,059)
Ending Balance at Dec. 31, 2011	$ 41,165,423	$ 19,210	$ 16,066,624	$ 22,767,719	$ 2,672,490	$ (360,620)
Ending Balance (in shares) at Dec. 31, 2011		1,920,955